Accrued liabilities and provisions - Details of contingent liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($) item	Dec. 31, 2022 COP ($) item
Accrued liabilities and provisions
Number of processes | item	964	953
Proceedings amount | $	$ 4,282,269	$ 4,061,430
Constitutional
Accrued liabilities and provisions
Number of processes | item	115	122
Proceedings amount | $	$ 644,398	$ 642,057
Ordinary administrative
Accrued liabilities and provisions
Number of processes | item	145	147
Proceedings amount | $	$ 3,092,308	$ 2,590,089
Labor
Accrued liabilities and provisions
Number of processes | item	645	625
Proceedings amount | $	$ 78,432	$ 68,194
Civil
Accrued liabilities and provisions
Number of processes | item	57	59
Proceedings amount | $	$ 17,350	$ 761,090
Arbitration
Accrued liabilities and provisions
Number of processes | item	1
Proceedings amount | $	$ 449,781
Penal
Accrued liabilities and provisions
Number of processes | item	1	0
Proceedings amount | $	$ 0	$ 0